SCHEDULE OF ESTIMATED USEFUL LIVES FOR OTHER ASSETS (Details)	12 Months Ended
Dec. 31, 2024
Office equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years